Shareholder Report, Holdings (Details)	Nov. 30, 2025
Capital World Growth and Income Fund® - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class A | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class A | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class C | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class C | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class T | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class T | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class T | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class F-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class F-1 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class F-1 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class F-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class F-2 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class F-2 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class F-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class F-3 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class F-3 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class 529-A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class 529-A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class 529-A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class 529-A | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class 529-A | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class 529-C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class 529-C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class 529-C | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class 529-C | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class 529-E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class 529-E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class 529-E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class 529-E | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class 529-E | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class 529-T | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class 529-T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class 529-T | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class 529-T | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class 529-F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class 529-F-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class 529-F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class 529-F-1 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class 529-F-1 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class 529-F-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class 529-F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class 529-F-2 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class 529-F-2 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class 529-F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class 529-F-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class 529-F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class 529-F-3 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class 529-F-3 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class R-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class R-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class R-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class R-1 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class R-1 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class R-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class R-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class R-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class R-2 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class R-2 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class R-2E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class R-2E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class R-2E | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class R-2E | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class R-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class R-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class R-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class R-3 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class R-3 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund® - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund® - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund® - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund® - Class R-4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund® - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund® - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund® - Class R-4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund® - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund® - Class R-4 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund® - Class R-4 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund® - Class R-4 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund®- Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund®- Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund®- Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund®- Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund®- Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund®- Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund®- Class R-5E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund®- Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund®- Class R-5E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund®- Class R-5E | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund®- Class R-5E | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund®- Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund®- Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund®- Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund®- Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund®- Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund®- Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund®- Class R-5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund®- Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund®- Class R-5 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund®- Class R-5 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund®- Class R-5 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Capital World Growth and Income Fund®- Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
Capital World Growth and Income Fund®- Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
Capital World Growth and Income Fund®- Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
Capital World Growth and Income Fund®- Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Capital World Growth and Income Fund®- Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
Capital World Growth and Income Fund®- Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Capital World Growth and Income Fund®- Class R-6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Capital World Growth and Income Fund®- Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.52%
Capital World Growth and Income Fund®- Class R-6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital World Growth and Income Fund®- Class R-6 | Bonds Notes & Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund®- Class R-6 | Short -Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%